Overview: (Details) - location		12 Months Ended
	Oct. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of business combinations line items
Number of airports		9
Agreement term		50 years
Proportion of interest in subsidiary	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Disclosure of business combinations line items
Proportion of interest in subsidiary		100.00%	100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Proportion of interest in subsidiary		60.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary		100.00%
Investing public
Disclosure of business combinations line items
Proportion of interest acquired		66.54%	60.63%	66.54%
ITA
Disclosure of business combinations line items
Proportion of interest acquired		7.65%	7.65%	7.65%
Servicios Estrategia Patrimonial
Disclosure of business combinations line items
Proportion of interest acquired		19.41%	13.51%	13.51%
Remer Soluciones a la Inversion [member]
Disclosure of business combinations line items
Proportion of interest acquired		12.31%	12.31%	12.31%